Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Assets
Cash and deposits with financial institutions	[1],[2]	$ 67,249	$ 90,312
Precious metals	[2]	807	937
Trading assets
Securities	[2]	116,864	107,612
Loans	[2]	7,640	7,544
Other	[2]	1,883	2,712
Total trading assets	[2]	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	199,061	199,325
Derivative financial instruments	[2]	39,611	51,340
Investment securities	[2]	140,259	118,237
Loans
Residential mortgages	[2]	341,042	344,182
Personal loans	[2]	104,124	104,170
Credit cards	[2]	17,166	17,109
Business and government	[2]	287,888	291,822
Loans and receivables gross	[2]	750,220	757,283
Allowance for credit losses	[2]	6,328	6,372
Loans and receivables	[2]	743,892	750,911
Other
Customers' liability under acceptances, net of allowance	[2]	15,998	18,628
Property and equipment	[2]	5,519	5,642
Investments in associates	[2]	1,957	1,925
Goodwill and other intangible assets	[2]	16,981	17,193
Deferred tax assets	[2]	3,186	3,541
Other assets	[2]	31,979	35,184
Other Assets	[2]	75,620	82,113
Total assets	[2]	1,392,886	1,411,043
Deposits
Personal	[2]	292,576	288,617
Business and government	[2]	597,114	612,267
Financial institutions	[2]	50,083	51,449
Deposits	[2],[3]	939,773	952,333
Financial instruments designated at fair value through profit or loss	[2]	32,074	26,779
Other
Acceptances	[2]	16,094	18,718
Obligations related to securities sold short	[2]	43,621	36,403
Derivative financial instruments	[2]	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	162,115	160,007
Subordinated debentures	[2]	7,984	9,693
Other liabilities	[2]	63,639	69,879
Other Liabilities	[2]	340,587	353,360
Total liabilities	[2]	1,312,434	1,332,472
Equity
Retained earnings	[2]	56,443	55,673
Accumulated other comprehensive income (loss)	[2]	(6,998)	(6,931)
Other reserves	[2]	(67)	(84)
Total common equity	[2]	69,977	68,767
Total equity attributable to equity holders of the Bank	[2]	78,756	76,842
Non-controlling interests in subsidiaries	[2]	1,696	1,729
Total equity	[2]	80,452	78,571
Total liabilities and equity	[2]	1,392,886	1,411,043
Common shares [member]
Equity
Common shares	[2]	20,599	20,109
Total equity		20,599	20,109
Preference shares [member]
Equity
Preferred shares and other equity instruments	[2]	$ 8,779	$ 8,075

[1]	Net of allowances of $6 (October 31, 2023 – $7).
[2]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).